Income taxes (Schedule of Income Tax Expense (Benefit)) (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Expected benefit, expense		$ 1,462,776	$ 490,925	$ 1,308,828
Increase (decrease) as a result of:
Inflation effect, net		(139,134)	(417,960)	(114,419)
Impact of the nominal rate differences between the USA and Mexico		11,075	(23,368)	(35,914)
Benefit from utilization of tax loss carry-forward and others	[1]	16,173	(987,135)	(1,238,444)
Others, net (includes permanent items)		172,519	1,890,150	832,411
Income tax expense	[2]	$ 1,523,409	$ 952,612	$ 752,462
Effective tax rate		31.24%	58.21%	17.92%

[1]	This amount corresponds to the income tax benefit obtained by those companies that used tax loss carry-forwards in the years presented that were generated previously to 2020, 2019 and 2018, less the effect of tax losses incurred by some subsidiaries for which no deferred tax asset was recorded.
[2]	For the purpose of determining the effective tax rate, the payments corresponding to taxes from previous years and expenses that were paid by various group companies derived from repair agreements during 2020 and 2019 fiscal years were not considered within the income tax expense